Absolute Shares Trust
One River Centre
331 Newman Springs Road, Suite 122
Red Bank, NJ 07701

November 3, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:          Absolute Shares Trust (the “Trust”)
File Nos.: 333-192733 and 811-22917

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series listed in Appendix A, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N‑1A, filed on October 28, 2016 and effective October 31, 2016.

If you have any additional questions or require further information, please do not hesitate to contact Peter Shea of K&L Gates LLP at (212) 536-3988.

Sincerely,
/s/ Don Schreiber, Jr.
Don Schreiber, Jr.
President and Principal Executive Officer

Appendix A

WBI Tactical SMG Shares (WBIA)	WBI Tactical LCY Shares (WBIG)
WBI Tactical SMV Shares (WBIB)	WBI Tactical LCS Shares (WBIL)
WBI Tactical SMY Shares (WBIC)	WBI Tactical Income Shares (WBII)
WBI Tactical SMS Shares (WBID)	WBI Tactical High Income Shares (WBIH)
WBI Tactical LCG Shares (WBIE)	WBI Tactical Rotation Shares (WBIR)
WBI Tactical LCV Shares (WBIF)